Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 1,023	€ 1,550
Ending balance	2,495	1,023	€ 1,550
Increase (decrease) in intangible assets	1,500	(500)
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,269	14,392	15,161
Additions	2,125	332	565
Sales and disposals	(100)	(512)	(1,512)
Translation differences	(212)	58	177
Ending balance	16,082	14,269	14,392
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(13,246)	(12,841)	(13,147)
Amortization	652	860	1,030
Sales and disposals	99	514	1,512
Translation differences	212	(57)	(177)
Ending balance	(13,587)	(13,246)	(12,841)
In process technology
Disclosure of detailed information about intangible assets [line items]
Ending balance	1,500
In process technology | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,561	5,561	5,561
Additions	1,500
Ending balance	7,061	5,561	5,561
In process technology | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,561)	(5,561)	(5,561)
Ending balance	(5,561)	(5,561)	(5,561)
Software and databases
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,003	1,540
Ending balance	982	1,003	1,540
Software and databases | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,185	7,318	8,089
Additions	623	317	565
Sales and disposals	(100)	(508)	(1,512)
Translation differences	(212)	58	177
Ending balance	7,496	7,185	7,318
Software and databases | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,182)	(5,777)	(6,087)
Amortization	644	856	1,026
Sales and disposals	99	509	1,512
Translation differences	212	(57)	(177)
Ending balance	(6,514)	(6,182)	(5,777)
Brands, licenses, patents and know-how
Disclosure of detailed information about intangible assets [line items]
Beginning balance	22	11
Ending balance	16	22	11
Brands, licenses, patents and know-how | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,523	1,512	1,512
Additions	2	15
Sales and disposals		(4)
Ending balance	1,525	1,523	1,512
Brands, licenses, patents and know-how | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,501)	(1,501)	(1,497)
Amortization	8	4	4
Sales and disposals		5
Ending balance	€ (1,509)	€ (1,501)	€ (1,501)